Expense Example (American Bond Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American Bond Trust
Expense Example:
Year 1	$ 102
Year 3	318
Year 5	552
Year 10	1,225
Series II, American Bond Trust
Expense Example:
Year 1	117
Year 3	365
Year 5	633
Year 10	1,398
Series III, American Bond Trust
Expense Example:
Year 1	66
Year 3	208
Year 5	362
Year 10	$ 810